Material Accounting Policies (Details)	12 Months Ended
	Dec. 31, 2023 CHF (SFr) SFr / shares shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 CHF (SFr)	Dec. 31, 2021 CHF (SFr)	Jun. 01, 2021
Significant Accounting Policies [Line items]
Share capital percentage					100.00%
Common shares (in Shares) | shares	1,911	1,911
Common shares per share (in Francs per share) | SFr / shares	SFr 4
Average closing price (in Dollars) | $		$ 1,500,000
Common trading days	15 days	15 days
Reference price (in Dollars) | $		$ 1,308
Expenses incurred (in Dollars) | $		$ 210,000
Cash paid	SFr 617,409		SFr 15,395
Minimum royalty term	12 years	12 years
Aggregate amount (in Dollars) | $		$ 4,375,000
Estimated fair value	SFr (29,461)
License acquired amounted	3,893,681		SFr 3,893,681
Attributable transaction costs	198,246	$ 728,728
Leases amount	SFr 5,000
Granted share option percentage	50.00%	50.00%
Granted term	2 years	2 years
Tax offset percentage	43.50%	43.50%
Research and development expenditures percentage	48.50%	48.50%
Equity Incentive Plan [Member]
Significant Accounting Policies [Line items]
Granted term	3 years	3 years
Remaining granted percentage	50.00%	50.00%
Common Shares [Member]
Significant Accounting Policies [Line items]
Average closing price (in Dollars) | $		$ 2,500,000
Cash paid	SFr 180,000
License [member]
Significant Accounting Policies [Line items]
Estimated useful life	10 years	10 years
Board of Directors [Member]
Significant Accounting Policies [Line items]
Granted term	1 year	1 year
Fair value [Member]
Significant Accounting Policies [Line items]
Estimated fair value	SFr 269,700